FAIR VALUE MEASURES - Plan Investments Measured at Fair Value Using NAV per share (Details) - EBP 112 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 270,834,244	$ 260,648,556
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	153,872,816	143,506,356
Collective trust funds | Net Asset Value (NAV)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	153,872,816	143,506,356
Equity Fund | Net Asset Value (NAV)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	3,654,826	4,310,434
Unfunded Commitments	0	0
Stable Value Funds | Net Asset Value (NAV)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	13,306,856	17,807,576
Unfunded Commitments	0	0
Target-Date Funds | Net Asset Value (NAV)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	136,911,134	121,388,346
Unfunded Commitments	$ 0	$ 0